ACCOUNTS PAYABLE ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
ACCOUNTS PAYABLE ACCRUED EXPENSES
NOTE 4 - ACCOUNTS PAYABLE & ACCRUED EXPENSES

As of March 31, 2021 and June 30, 2020, the Company recorded $10,525,000 and $8,137,000 in accounts payable and accrued expenses respectively. Both accounts payable and accrued expenses are treated as current liabilities however the difference is that a formal invoice has been received and entered to record an accounts payable transaction.

	March 31, 2021	June 30, 2020
Accounts payable	$2,774,000	$3,578,000
Accrued expenses	6,116,000	3,750,000
Accrued payroll	822,000	482,000
Accrued taxes	841,000	327,000
	$10,553,000	$8,137,000

As of June 30, 2020 and 2019, the Company recorded $8,137,000 and $8,362,000 in accounts payable and accrued expenses respectively. Both accounts payable and accrued expenses are treated as current liabilities however the difference is that a formal invoice has been received and entered to record an accounts payable.

	As of June 30,
	2020	2019
Accounts payable	$3,578,000	$4,461,000
Accrued expenses	3,750,000	3,291,000
Accrued payroll	482,000	370,000
Accrued taxes	327,000	240,000
	$8,137,000	$8,362,000